Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Disclosure of assets measured at fair value, reconciliation of changes in items and assets not measured at fair value	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2024				2023
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€119	€29	€267	€415	€110	€23	€282	€415
Financial securities and equity instruments measured at FVPL	13	1,205	—	655	1,860	1,041	—	883	1,924
Derivative financial assets	17	—	380	—	380	—	40	—	40
Derivative operating assets	17	—	273	—	273	—	208	—	208
Collateral deposits	13	53	—	—	53	108	—	—	108
Receivables from financing activities	16	—	—	—	—	—	—	117	117
Trade receivables	16	—	27	—	27	—	49	—	49
Other receivables	16	—	—	66	66	—	—	76	76
Money market securities	18	19,127	—	—	19,127	17,691	—	—	17,691
Total Assets		€20,504	€709	€988	€22,201	€18,950	€320	€1,358	€20,628
Derivative financial liabilities	17	—	24	—	24	—	39	—	39
Derivative operating liabilities	17	—	656	1	657	—	1,005	40	1,045
Total Liabilities		€—	€680	€1	€681	€—	€1,044	€40	€1,084
The following table provides a reconciliation of the changes in items measured at fair value and categorized within
Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Money market securities	Other receivables
	(€ million)
At January 1, 2024	€117	€1,165	€(40)	€—	€76
Change in scope of consolidation	—	(7)	—	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	(34)	—	—	(10)
Gains/(Losses) recognized in Other comprehensive income	—	(26)	39	—	—
Issues/Settlements	(117)	—	—	—	—
Purchases/Sales	—	(176)	—	—	—
At December 31, 2024	€—	€922	€(1)	€—	€66

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Money market securities	Other receivables
	(€ million)
At January 1, 2023	€259	€254	€(48)	€1	€89
Change in scope of consolidation	—	(28)	—	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	—	—	(13)
Gains/(Losses) recognized in Other comprehensive income	—	(151)	8	—	—
Issues/Settlements	(142)	—	—	—	—
Purchases/Sales	—	1,089	—	—	—
Transfers from Level 3	—	—	—	(1)	—
At December 31, 2023	€117	€1,165	€(40)	€—	€76
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2024		2023
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,330	€2,329	€2,188	€2,184
Retail financing		8,494	7,855	5,505	5,364
Finance lease		299	325	133	133
Other receivables from financing activities		1,408	1,499	1,051	1,063
Total Receivables from financing activities(1)	16	€12,531	€12,008	€8,877	€8,744

Asset-backed financing		€10,016	€10,037	€4,778	€4,772
Notes		19,117	18,302	18,215	17,391
Borrowings from banks & Other debt		5,538	5,539	4,312	4,274
Total Debt, excluding Lease liabilities	22	€34,671	€33,878	€27,305	€26,437
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL

Disclosure of liabilities measured at fair value, reconciliation of changes in items and liabilities not measured at fair value	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2024				2023
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€119	€29	€267	€415	€110	€23	€282	€415
Financial securities and equity instruments measured at FVPL	13	1,205	—	655	1,860	1,041	—	883	1,924
Derivative financial assets	17	—	380	—	380	—	40	—	40
Derivative operating assets	17	—	273	—	273	—	208	—	208
Collateral deposits	13	53	—	—	53	108	—	—	108
Receivables from financing activities	16	—	—	—	—	—	—	117	117
Trade receivables	16	—	27	—	27	—	49	—	49
Other receivables	16	—	—	66	66	—	—	76	76
Money market securities	18	19,127	—	—	19,127	17,691	—	—	17,691
Total Assets		€20,504	€709	€988	€22,201	€18,950	€320	€1,358	€20,628
Derivative financial liabilities	17	—	24	—	24	—	39	—	39
Derivative operating liabilities	17	—	656	1	657	—	1,005	40	1,045
Total Liabilities		€—	€680	€1	€681	€—	€1,044	€40	€1,084
The following table provides a reconciliation of the changes in items measured at fair value and categorized within
Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Money market securities	Other receivables
	(€ million)
At January 1, 2024	€117	€1,165	€(40)	€—	€76
Change in scope of consolidation	—	(7)	—	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	(34)	—	—	(10)
Gains/(Losses) recognized in Other comprehensive income	—	(26)	39	—	—
Issues/Settlements	(117)	—	—	—	—
Purchases/Sales	—	(176)	—	—	—
At December 31, 2024	€—	€922	€(1)	€—	€66

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Money market securities	Other receivables
	(€ million)
At January 1, 2023	€259	€254	€(48)	€1	€89
Change in scope of consolidation	—	(28)	—	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	—	—	(13)
Gains/(Losses) recognized in Other comprehensive income	—	(151)	8	—	—
Issues/Settlements	(142)	—	—	—	—
Purchases/Sales	—	1,089	—	—	—
Transfers from Level 3	—	—	—	(1)	—
At December 31, 2023	€117	€1,165	€(40)	€—	€76
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2024		2023
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,330	€2,329	€2,188	€2,184
Retail financing		8,494	7,855	5,505	5,364
Finance lease		299	325	133	133
Other receivables from financing activities		1,408	1,499	1,051	1,063
Total Receivables from financing activities(1)	16	€12,531	€12,008	€8,877	€8,744

Asset-backed financing		€10,016	€10,037	€4,778	€4,772
Notes		19,117	18,302	18,215	17,391
Borrowings from banks & Other debt		5,538	5,539	4,312	4,274
Total Debt, excluding Lease liabilities	22	€34,671	€33,878	€27,305	€26,437
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL